Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail)
In Millions
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities Available-for-sale securities USD ($)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities Available-for-sale securities JPY (¥)	Mar. 31, 2010 CMBS and RMBS in the U.S., and other asset-backed securities Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities USD ($)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2010 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2011 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Securities Japanese Government Bond Securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Securities Japanese Government Bond Securities USD ($)	Mar. 31, 2010 Held-to-maturity Securities Japanese Government Bond Securities JPY (¥)
Schedule of Investments [Line Items]
Amortized cost	$ 10,914	¥ 907,480	¥ 876,921	$ 1,123	¥ 93,416	¥ 146,820	$ 10,388	¥ 863,785	¥ 833,189	$ 2,030	¥ 168,818	¥ 146,007	$ 420	¥ 34,907	¥ 19,238	$ 3,522	¥ 292,836	¥ 199,937	$ 2,711	¥ 225,393	¥ 249,696	$ 582	¥ 48,415	¥ 71,491	¥ 43,695	$ 526	¥ 43,732
Gross unrealized gains	380	31,642	29,399	47	3,819	10,759	375	31,230	29,399	8	696	624	1	153	69	15	1,287	910	1	46	303	303	25,229	16,734	412	5	0
Gross unrealized losses	(139)	(11,605)	(18,069)	(47)	(3,855)	(8,221)	(139)	(11,605)	(17,354)	(1)	(169)	(178)	(1)	(92)	(60)	(25)	(2,091)	(1,556)	(38)	(3,125)	(3,694)	(27)	(2,273)	(3,645)	0	0	(715)
Fair value	$ 11,155	¥ 927,517	¥ 888,251	$ 1,123	¥ 93,380	¥ 149,358	$ 10,624	¥ 883,410	¥ 845,234	$ 2,037	¥ 169,345	¥ 146,453	$ 420	¥ 34,968	¥ 19,247	$ 3,512	¥ 292,032	¥ 199,291	$ 2,674	¥ 222,314	¥ 246,305	$ 858	¥ 71,371	¥ 84,580	¥ 44,107	$ 531	¥ 43,017